Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	€ 26,346	€ 27,263	€ 31,210
Purchase commitments	65,246	27,579	20,079
Total contractual obligations & commitments	91,592	54,842	51,289
Collaboration Agreement For Filgotinib [Member] | Gilead Sciences, Inc
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	10,100	2,000
Total contractual obligations & commitments	129,000	199,000
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	4,150	4,114	4,002
Purchase commitments	53,010	27,084	17,898
Total contractual obligations & commitments	57,160	31,198	21,900
1-3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	7,820	6,494	7,253
Purchase commitments	11,233	495	2,180
Total contractual obligations & commitments	19,053	6,989	9,433
3-5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	6,010	5,504	5,683
Purchase commitments	1,002
Total contractual obligations & commitments	7,012	5,504	5,683
After five years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	8,366	11,151	14,273
Total contractual obligations & commitments	€ 8,366	€ 11,151	€ 14,273